Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Hydro One [Member]	Non-controlling Interest (Note 25) [Member]
Beginning balance at Dec. 31, 2015	$ 9,802	$ 6,000	$ 3,759	$ (9)	$ 9,750	$ 52
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	734		730		730	4
Distributions to noncontrolling interest	(6)					(6)
Dividends on common shares	(2)		(2)		(2)
Return of stated capital (Note 21)	(609)	(609)			(609)
Ending balance at Dec. 31, 2016	9,919	5,391	4,487	(9)	9,869	50
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	715		711		711	4
Distributions to noncontrolling interest	(4)					(4)
Dividends on common shares	(15)		(15)		(15)
Return of stated capital (Note 21)	(535)	(535)			(535)
Ending balance at Dec. 31, 2017	$ 10,080	$ 4,856	$ 5,183	$ (9)	$ 10,030	$ 50